Debt (Maturities of outstanding debt) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2017	$ 240.9
2018	598.8
2019	79.0
2020	29.0
2021	2,699.7
2022 and thereafter	0.0
Total external and related party debt	$ 3,647.4	$ 3,898.3